Related Party Transactions - Additional Information (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $						$ 1,202	$ 834	$ 450
Number of awards, granted	120,000	10,000	4,056,770			4,186,770	495,000
Warrants held by an executive that were not previously included within related parties						250,000
Warrants exercised							115,000
Warrants repurchased							35,000
Share issued and sold to related parties				655,783
Cash proceeds from issue of ordinary shares | $				$ 1,990	$ 500
Aggregate ordinary shares purchased				655,783
Shares purchased by the company's directors				46,438
Remaining shares purchased by the original investor				609,345
Key Management and Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to related party | $				$ 25		$ 584	$ 25